Short-term and long-term loans	12 Months Ended
Sep. 30, 2023
Short-term and long-term loans
Short-term and long-term loans

Note 13 – Short-term and long-term loans

	September 30,	September 30,
	2023	2022

Short-term loans
Industrial and Commercial Bank of China	$1,713,267	$1,757,223
Bank of Beijing	1,165,022	702,888
China Resources Shenzhen Guotou Trust Co., Ltd	685,307	-
China Zheshang Bank Co., Ltd.	671,601	1,251,142
Pingan Bank Co., Ltd.	411,185	-
Total short-term loans	$4,646,382	$3,711,253
Long-term loans
Long-term loans, current portion
Xiaoshan Rural Commercial Bank	$411,184	-
Kincheng Bank Co., Ltd.	137,061	-
WeBank Co., Ltd.	-	$20,009
Total long-term loans, current portion	$548,245	$20,009
Long-term loans, non-current portion
Xiaoshan Rural Commercial Bank	-	$421,733
Kincheng Bank Co., Ltd.	34,266	-
Total long-term loans, non-current portion	$34,266	$421,733

Total long-term loans	$582,511	$441,742

Total short-term and long-term loans	$5,228,893	$4,152,995

The following table summarizing the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of each secured and unsecured short-term and long-term loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Secured short-term loans
Industrial and Commercial Bank of China	May 25, 2022	April 19, 2024	4,500,000	$616,776	3.75%	1
Industrial and Commercial Bank of China	June 24, 2022	May 28, 2024	5,000,000	685,307	4.35%	2
Bank of Beijing	December 9, 2022	December 8, 2023	5,000,000	685,307	4.50%	3
Bank of Beijing	May 31, 2023	May 30, 2024	3,500,000	479,715	4.00%	3
China Zheshang Bank Co., Ltd.	June 29, 2023	June 28, 2024	4,900,000	671,601	5.50%	4
Pingan Bank Co., Ltd.	December 7, 2022	December 5, 2023	3,000,000	411,185	6.00%	5
Total secured short-term loans			25,900,000	$3,549,891
Unsecured short-term loans
China Resources Shenzhen Guotou Trust Co., Ltd	July 3, 2023	June 13, 2024	5,000,000	$685,307	3.40%
Industrial and Commercial Bank of China	December 7, 2022	November 22, 2023	1,500,000	205,592	4.45%	9
Industrial and Commercial Bank of China	December 8, 2022	November 22, 2023	1,500,000	205,592	4.45%	9
Total unsecured short-term loans			8,000,000	$1,096,491

Total short-term loans			33,900,000	$4,646,382

Secured long-term loans
Kincheng Bank Co., Ltd.	November 30, 2022	December 1, 2024	1,250,000	171,327	18.00%	6
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	411,184	6.16%	7
Total long-term loans			4,250,000	$582,511

Total short-term and long-term loans			38,150,000	$5,228,893

	Loan	Loan	Loan	Loan	Effective
For the fiscal year ended September 30, 2022	commencement	maturity	amount	amount	interest
Secured short-term loans	date	date	in RMB	in USD	rate	Note
Industrial and Commercial Bank of China	May 25, 2022	May 25, 2023	4,500,000	$632,600	3.80%	1
Industrial and Commercial Bank of China	June 24, 2022	June 24, 2023	5,000,000	702,889	4.35%	2
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	562,311	5.5%	4
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	688,831	5.5%	4
Bank of Beijing	December 21, 2021	December 20, 2022	5,000,000	702,888	4.75%	3
Total secured short-term loans			23,400,000	$3,289,519

Unsecured short-term loans
Industrial and Commercial Bank of China	December 14, 2021	December 9, 2022	1,500,000	$210,867	3.85%
Industrial and Commercial Bank of China	December 15, 2021	December 10, 2022	1,500,000	210,867	3.85%
Total unsecured short-term loans			3,000,000	$421,734

Total short-term loans			26,400,000	$3,711,253

Secured long-term loans
Long-term loan, current portion
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	142,331	$20,009	10.26%	8
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	421,733	6.31%	7
Total long-term loans			3,142,331	$441,742

Total short-term and long-term loans			29,542,331	$4,152,995
(1)	The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance.

(2)

The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance, personal guaranteed by Mr. Wenhua Liu, who is a legal representative of Khingan Forasen and a director of the Company, and is collateralized by the property, plant, and equipment of Khingan Forasen, with a net book value of RMB1.5 million (equivalent to approximately $0.1 million as of September 30, 2023).

(3)

The loan is guaranteed by a third party, Hangzhou High Tech Financing Guarantee Co., Ltd, Mr. Wenhua Liu, Ms. Yefang Zhang, principal shareholder, and Mr. Zhengyu Wang, former CEO and spouse of principal shareholder, for up to 100% of the outstanding principal and normal interest balance. Approximately $0.5 million of this loan was overdue on December 8, 2023, and the Company is in an on-going negotiation with the lender for an extension.

(4)	The loan is guaranteed by Ms. Yefang Zhang, principal shareholder, Ms. Xinyang Wang, CEO of the Company and CN Energy Development, a subsidiary of the Company.

(5)

The loan is guaranteed by Mr. Wenhua Liu, a director of CN Energy, for up to RMB6.5 million ($0.9 million) of the outstanding principal and normal interest balance. Approximately $0.4 million of this loan was overdue on December 5, 2023, and the Company is in an on-going negotiation with the lender for an extension.

(6)	The loan is guaranteed by Mr. Wenhua Liu, a director of CN Energy, for up to RMB6.5 million ($0.9 million) of the outstanding principal and normal interest balance.

(7)	The loan is guaranteed by a subsidiary of the Company, CN Energy Development.

(8)	This line of credit agreement with WeBank Co., Ltd is unconditionally guaranteed by the legal representative of Hangzhou Forasen for a maximum amount of RMB5 million.

(9)	These loans were overdue as of November 22, 2023, and the Company is in negotiation with the lender for an extension and this process is still on-going.